UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06091

        Nuveen Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Investment Quality Municipal Fund, Inc. (NQM)
	July 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.3% (0.8% of Total Investments)
$ 3,500	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA	$3,519,110
	2006C-2, 5.000%, 11/15/36
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
1,200	5.250%, 11/15/20	11/15 at 100.00	Baa1	1,229,472
800	5.000%, 11/15/30	11/15 at 100.00	Baa1	788,568
1,250	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,224,638
	International Paper Company, Series 2005A, 5.000%, 6/01/25

6,750	Total Alabama			6,761,788

	Alaska – 2.3% (1.4% of Total Investments)
4,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/10 at 100.00	AAA	4,284,800
	Series 2000, 6.500%, 6/01/31 (Pre-refunded 6/01/10)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
7,000	5.000%, 6/01/32	6/14 at 100.00	Baa3	6,541,990
1,500	5.000%, 6/01/46	6/14 at 100.00	Baa3	1,372,305

12,500	Total Alaska			12,199,095

	Arizona – 0.6% (0.3% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB	203,700
265	5.250%, 12/01/25	12/15 at 100.00	BBB	269,722
3,335	Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs, Series 11032–11034, 4.938%,	7/17 at 100.00	Aaa	2,723,561
	7/01/31 (IF)

3,800	Total Arizona			3,196,983

	Arkansas – 2.3% (1.5% of Total Investments)
1,295	Arkansas Development Finance Authority, Home Mortgage Revenue Bonds, FNMA/GNMA	7/08 at 101.50	AAA	1,304,972
	Mortgage-Backed Securities Program, Series 1998A, 5.150%, 7/01/17
	University of Arkansas, Pine Bluff Campus, Revenue Bonds, Series 2005A:
3,290	5.000%, 12/01/30 – AMBAC Insured	12/15 at 100.00	Aaa	3,425,120
2,000	5.000%, 12/01/35 – AMBAC Insured	12/15 at 100.00	Aaa	2,075,060
	Van Buren County, Arkansas, Sales and Use Tax Revenue Refunding and Construction Bonds,
	Series 2000:
1,055	5.600%, 12/01/25 – AMBAC Insured	12/10 at 100.00	Aaa	1,104,775
3,545	5.650%, 12/01/31 – AMBAC Insured	12/10 at 100.00	Aaa	3,719,095
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	BBB	988,680
	Series 2005B, 5.000%, 2/01/30

12,185	Total Arkansas			12,617,702

	California – 21.5% (13.6% of Total Investments)
3,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	AA+	3,039,360
	Series 2005, 4.750%, 10/01/28
1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	1,025,410
	2006, 5.000%, 11/01/30
2,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	2,530,275
	Series 2005, 5.000%, 11/15/27
4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	4,290,699
	Series 2006, 5.000%, 4/01/37
5,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	5,530,030
	5.000%, 11/15/42
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB+	1,013,850
1,000	5.000%, 7/01/39	7/15 at 100.00	BBB+	977,340
10,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/25	8/13 at 100.00	A+	10,511,200
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	1,986,849
	Company, Series 1996A, 5.300%, 7/01/21
2,675	Commerce Joint Power Financing Authority, California, Tax Allocation Refunding Bonds,	No Opt. Call	AA	2,690,836
	Redevelopment Projects 2 and 3, Series 2003A, 5.000%, 8/01/28 – RAAI Insured
610	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	569,905
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	AAA	13,279,321
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
5,730	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AAA	6,089,844
	5.125%, 7/01/22 (Pre-refunded 7/01/12) – MBIA Insured
1,030	Natomas Union School District, Sacramento County, California, General Obligation Refunding	No Opt. Call	AAA	1,190,814
	Bonds, Series 1999, 5.950%, 9/01/21 – MBIA Insured
15,770	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AAA	20,942,717
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – MBIA Insured
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	18,239,082
	Bonds, Series 1988B, 8.200%, 9/01/23 (Alternative Minimum Tax) (ETM)
3,415	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	3,657,772
	Center, Series 2004, 5.875%, 7/01/26
5,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds,	2/12 at 101.00	AAA	5,169,800
	Series 2002A, 5.000%, 2/01/27 – FGIC Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa3	252,953
275	5.000%, 9/01/23	9/15 at 102.00	Baa3	277,373
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
6,175	0.000%, 1/15/28 – MBIA Insured	No Opt. Call	AAA	2,330,877
8,135	0.000%, 1/15/34 – MBIA Insured	No Opt. Call	AAA	2,301,473
17,195	0.000%, 1/15/35 – MBIA Insured	No Opt. Call	AAA	4,625,627
3,185	University of California, General Revenue Bonds, Series 2005G, 4.750%, 5/15/31 – MBIA Insured	5/13 at 101.00	AAA	3,211,467

122,515	Total California			115,734,874

	Colorado – 4.5% (2.9% of Total Investments)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	1,004,190
	Society, Series 2005, 5.000%, 6/01/29
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	BBB+	401,360
	5.000%, 3/01/25
35	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1996B,	11/07 at 105.00	Aa2	35,513
	7.450%, 11/01/27
12,450	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	AAA	13,109,352
	6.000%, 11/15/19 – AMBAC Insured (Alternative Minimum Tax)
7,865	El Paso County School District 11, Colorado Springs, Colorado, General Obligation Improvement	12/07 at 125.00	AA– (4)	9,893,541
	Bonds, Series 1996, 7.125%, 12/01/21 (Pre-refunded 12/01/07)

21,750	Total Colorado			24,443,956

	District of Columbia – 6.6% (4.1% of Total Investments)
23,745	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998,	4/09 at 160.00	AAA	26,589,887
	5.500%, 10/01/23 – FSA Insured
3,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/16 – MBIA Insured	No Opt. Call	AAA	3,429,870
15,950	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A, 0.000%, 4/01/31	4/11 at 31.03	AAA	4,281,299
	(Pre-refunded 4/01/11) – MBIA Insured
1,200	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	Aaa	1,091,916
	Revenue Bonds, Series 2007, Residuals 1606, 5.774%, 10/01/30 – AMBAC Insured (IF)

43,895	Total District of Columbia			35,392,972

	Florida – 3.9% (2.5% of Total Investments)
1,000	Board of Regents, Florida State University, Housing Facility Revenue Bonds, Series 2005A,	5/15 at 101.00	AAA	1,038,330
	5.000%, 5/01/27 – MBIA Insured
4,230	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A	4,281,648
	Series 2005, 5.000%, 4/01/24
1,580	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Refunding Bonds,	10/08 at 101.00	BBB+	1,594,583
	Baptist Hospital and Baptist Manor, Series 1998, 5.125%, 10/01/19
3,200	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	3,409,984
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%,
	4/01/30 (Alternative Minimum Tax)
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport Hub, Series	10/17 at 100.00	AAA	964,370
	2007B, 4.500%, 10/01/31 – MBIA Insured
4,335	Miami-Dade County, Florida, Aviation Revenue Bonds, Residuals Series 1016, 5.702%, 10/01/31 –	10/17 at 100.00	AAA	3,871,762
	MBIA Insured (IF)
5,895	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	5,880,321
	Obligation Group, Series 2007, 5.000%, 8/15/42

21,240	Total Florida			21,040,998

	Georgia – 4.6% (2.9% of Total Investments)
10,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.600%, 1/01/30	1/10 at 101.00	AAA	10,513,500
	(Pre-refunded 1/01/10) – FGIC Insured
2,710	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/23 –	11/14 at 100.00	AAA	2,826,042
	FSA Insured
2,000	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc.,	No Opt. Call	AAA	2,247,060
	Series 1996, 5.500%, 8/15/26 – MBIA Insured
5,980	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University –	9/11 at 102.00	AAA	6,381,258
	TUFF/Atlanta Housing LLC, Series 2001A, 5.500%, 9/01/22 – AMBAC Insured
2,250	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fourth Crossover	No Opt. Call	A+	2,605,950
	Series 1997E, 6.500%, 1/01/20

22,940	Total Georgia			24,573,810

	Idaho – 1.0% (0.7% of Total Investments)
4,810	Boise City, Idaho, Revenue Refunding Bonds, Series 2001A, 5.375%, 12/01/31 – MBIA Insured	12/11 at 100.00	Aaa	5,045,113
500	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BBB–	503,025
	Hospital, Series 2006, 5.250%, 9/01/26

5,310	Total Idaho			5,548,138

	Illinois – 11.9% (7.5% of Total Investments)
4,705	Bourbonnais, Illinois, Revenue Bonds, Olivet Nazarene University, Series 2000, 6.250%, 3/01/20	3/10 at 101.00	AA	4,969,609
	(Pre-refunded 3/01/10) – RAAI Insured
14,600	Chicago Greater Metropolitan Area Sanitary District, Illinois, General Obligation Bonds, Series	12/16 at 100.00	AAA	15,712,958
	2006, 5.000%, 12/01/35 (UB)
4,775	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit	3/13 at 100.00	AAA	5,105,860
	Authority, Series 2003, 5.250%, 3/01/23 (Pre-refunded 3/01/13) – AMBAC Insured
2,110	Illinois Development Finance Authority, Local Government Program Revenue Bonds, DuPage and	1/11 at 100.00	Aaa	2,257,700
	Cook Counties Community Unit School District 205 – Elmhurst, Series 2000, 6.000%, 1/01/19
	(Pre-refunded 1/01/11) – FSA Insured
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,500	5.250%, 11/15/21	5/14 at 100.00	A	2,570,175
1,000	5.250%, 11/15/22	5/14 at 100.00	A	1,025,150
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	391,840
2,600	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	2,649,556
	5.500%, 5/15/32
12,725	Kane, Cook and DuPage Counties School District 46, Elgin, Illinois, General Obligation School	No Opt. Call	Aaa	14,711,627
	Bonds, Series 1997, 7.800%, 1/01/12 – FSA Insured
6,300	Madison County Community Unit School District 7, Edwardsville, Illinois, School Building	No Opt. Call	AAA	6,803,244
	Bonds, Series 1994, 5.850%, 2/01/13 – FGIC Insured (ETM)
6,015	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	3,133,093
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – MBIA Insured
	Will County High School District 204, Joliet, Illinois, General Obligation Bonds, Series 2001:
1,145	8.700%, 12/01/13 – FSA Insured	No Opt. Call	AAA	1,447,532
1,300	8.700%, 12/01/14 – FSA Insured	No Opt. Call	AAA	1,686,542
1,180	Will County School District 17, Channahon, Illinois, General Obligation School Building Bonds,	No Opt. Call	Aaa	1,472,121
	Series 2001, 8.400%, 12/01/13 – AMBAC Insured

61,350	Total Illinois			63,937,007

	Indiana – 3.3% (2.1% of Total Investments)
5,530	Allen County Jail Building Corporation, Indiana, First Mortgage Bonds, Series 2000, 5.750%,	4/11 at 101.00	Aa3 (4)	5,944,695
	4/01/20 (Pre-refunded 4/01/11)
1,880	Indianapolis, Indiana, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds,	7/10 at 102.00	Aaa	1,971,443
	Cloverleaf Apartments Project Phase I, Series 2000, 6.000%, 5/01/31
2,495	Shelbyville, Indiana, GNMA Collateralized Multifamily Housing Revenue Bonds, Blueridge Terrace	7/10 at 102.00	Aaa	2,615,509
	Project, Series 2000, 6.050%, 1/20/36
	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
1,550	5.250%, 2/15/23	2/15 at 100.00	BBB	1,563,888
2,500	5.375%, 2/15/34	2/15 at 100.00	BBB	2,529,275
2,765	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.750%,	1/13 at 101.00	AAA	3,027,122
	7/15/14 – AMBAC Insured

16,720	Total Indiana			17,651,932

	Iowa – 1.5% (0.9% of Total Investments)
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	7,956,320
	5.500%, 6/01/42

	Kansas – 1.1% (0.7% of Total Investments)
1,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center	11/15 at 100.00	A2	1,014,840
	Inc., Series 2005L, 5.000%, 11/15/22
620	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family	No Opt. Call	Aaa	646,672
	Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)
3,400	Topeka, Kansas, Industrial Revenue Refunding Bonds, Sunwest Hotel Corporation, Series 1988,	8/16 at 100.00	AAA	4,237,046
	9.500%, 10/01/16 (Pre-refunded 8/15/16) (Alternative Minimum Tax)

5,020	Total Kansas			5,898,558

	Kentucky – 0.5% (0.3% of Total Investments)
2,000	Jefferson County, Kentucky, Health Facilities Revenue Refunding Bonds, Jewish Hospital	1/08 at 101.00	AAA	2,042,580
	HealthCare Services Inc., Series 1996, 5.700%, 1/01/21 – AMBAC Insured
510	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue	10/16 at 100.00	N/R	500,366
	Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35

2,510	Total Kentucky			2,542,946

	Louisiana – 3.5% (2.2% of Total Investments)
945	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	10/07 at 102.00	Aaa	952,343
	Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30
	(Alternative Minimum Tax)
	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,
	Series 2000G-2:
1,030	6.300%, 6/01/32 (Alternative Minimum Tax)	12/10 at 102.00	Aaa	1,071,643
685	5.550%, 6/01/32 (Alternative Minimum Tax)	12/10 at 102.00	Aaa	689,685
445	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding	12/09 at 103.00	Aaa	464,785
	Bonds, Series 2000A-2, 7.500%, 12/01/30 (Alternative Minimum Tax)
3,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	3,055,050
	Lady Health System, Series 2005A, 5.250%, 8/15/31
11,545	Orleans Parish School Board, Louisiana, General Obligation Refunding Bonds, Series 1987,	No Opt. Call	AAA	12,409,721
	9.000%, 2/01/09 – MBIA Insured (ETM)

17,650	Total Louisiana			18,643,227

	Maryland – 0.5% (0.3% of Total Investments)
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A3	2,589,475
	Series 2004, 5.375%, 8/15/24

	Massachusetts – 3.3% (2.1% of Total Investments)
5,010	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House	12/09 at 102.00	N/R	5,187,504
	Apartments, Series 1999, 7.000%, 12/01/31
1,105	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	1/09 at 101.00	BBB	1,125,719
	Obligated Group, Series 1999A, 5.625%, 7/01/20
1,875	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/11 at 100.00	BBB	1,989,206
	Health Care, Series 2001C, 6.500%, 7/01/21
2,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	2,056,220
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
5,100	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	5,349,237
	5.000%, 8/15/23 – FSA Insured
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%,	8/17 at 100.00	AAA	1,079,510
	8/01/26 – MBIA Insured
1,040	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007, Residual Trust	2/17 at 100.00	Aaa	877,791
	7039, 5.809%, 8/01/46 – FSA Insured (IF)

17,130	Total Massachusetts			17,665,187

	Michigan – 4.1% (2.6% of Total Investments)
4,250	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	AAA	4,556,255
	Improvement Bonds, Series 2001A, 5.500%, 5/01/20 (Pre-refunded 5/01/12) – FSA Insured
10,215	Detroit, Michigan, Water Supply System Revenue Refunding Bonds, Series 1993, 6.500%, 7/01/15 –	No Opt. Call	AAA	11,805,373
	FGIC Insured
1,800	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BBB	1,925,496
	6.000%, 7/01/35
1,350	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	AAA	1,416,488
	10/15/22 – AMBAC Insured
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2	2,008,740
	2006A, 5.000%, 12/01/31
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB–	348,068
	Revenue Bonds, Series 2006, 5.500%, 6/01/35

19,955	Total Michigan			22,060,420

	Minnesota – 7.5% (4.7% of Total Investments)
8,250	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A–	8,334,315
5,000	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	AAA	6,905,950
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds,
	Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
620	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A	658,620
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
19,380	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A (4)	21,057,144
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
	(Pre-refunded 11/15/10)
700	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series	10/15 at 100.00	A2	717,402
	2005-6G, 5.000%, 10/01/22
1,665	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Series 2006, 5.000%, 11/15/36	5/16 at 100.00	AA	1,701,114
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	Baa3	1,072,350
	Series 2005, 6.000%, 11/15/25

36,615	Total Minnesota			40,446,895

	Mississippi – 0.2% (0.1% of Total Investments)
1,275	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	1,264,112
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Missouri – 0.6% (0.4% of Total Investments)
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	201,450
	Regional Hospital, Series 2006, 5.000%, 3/01/22
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aaa	1,069,400
	Bonds, Series 2006, 5.250%, 3/01/26 – MBIA Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	BBB+	880,207
1,225	5.000%, 6/01/35	6/15 at 100.00	BBB+	1,239,161
5	Missouri Housing Development Commission, GNMA/FNMA Single Family Mortgage Revenue Bonds,	9/07 at 105.00	AAA	5,071
	Homeownership Loan Program, Series 1997A-2, 7.300%, 3/01/28 (Alternative Minimum Tax)

3,210	Total Missouri			3,395,289

	Montana – 0.6% (0.3% of Total Investments)
3,000	Montana Board of Housing, Single Family Program Bonds, Series 2005-RA-1, 4.750%, 6/01/44	6/14 at 100.00	AA+	2,961,240

	Nebraska – 1.1% (0.7% of Total Investments)
4,000	Lincoln Electric System, Nebraska, Electric System Revenue Bonds, Series 2007A, Residuals	9/16 at 100.00	AAA	3,600,200
	07-1007-9, 5.889%, 9/01/37 – FGIC Insured (IF)
2,145	NebHelp Inc., Nebraska, Revenue Bonds, Student Loan Program, Series 1993B, 5.875%, 6/01/14 –	9/07 at 100.50	AAA	2,158,299
	MBIA Insured (Alternative Minimum Tax)

6,145	Total Nebraska			5,758,499

	Nevada – 5.0% (3.2% of Total Investments)
11,000	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/19	6/12 at 100.00	AAA	11,811,470
	(Pre-refunded 6/15/12) – MBIA Insured
14,530	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	AAA	15,294,278
	Monorail Project, First Tier, Series 2000, 5.625%, 1/01/34 – AMBAC Insured

25,530	Total Nevada			27,105,748

	New Jersey – 2.3% (1.5% of Total Investments)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24	9/15 at 100.00	AA–	1,411,536
1,000	5.250%, 9/01/26	9/15 at 100.00	AA–	1,061,100
1,080	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2007B,	7/17 at 100.00	AAA	1,025,309
	4.250%, 7/01/34 – FGIC Insured
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	3,718,557
	5.250%, 12/15/20
1,645	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	1,760,956
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
4,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	3,584,040
	Series 2007-1A, 4.750%, 6/01/34

12,475	Total New Jersey			12,561,498

	New Mexico – 0.4% (0.3% of Total Investments)
	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc.,
	Series 2004A:
880	5.125%, 6/01/17	6/14 at 100.00	A3	907,034
1,295	5.125%, 6/01/19	6/14 at 100.00	A3	1,326,391

2,175	Total New Mexico			2,233,425

	New York – 16.8% (10.6% of Total Investments)
1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,740,541
	2005F, 5.000%, 3/15/24 – AMBAC Insured
25	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Driver Trust 1649, 2006,	2/17 at 100.00	AAA	21,540
	5.931%, 2/15/47 – MBIA Insured (IF)
3,980	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	3,796,363
	2/15/47 – MBIA Insured (UB)
3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F,	11/16 at 100.00	AAA	2,813,490
	4.250%, 5/01/33 – MBIA Insured (UB)
2,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	2,340,383
	5.000%, 11/15/30 – AMBAC Insured
3,200	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	3,297,184
	5.000%, 11/15/30
7,800	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	8,103,966
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/28 – AMBAC Insured
5,570	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	5,830,843
	Series 2004C, 5.000%, 2/01/22
3,360	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/20	6/13 at 100.00	AA	3,587,304
1,640	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/20	6/13 at 100.00	Aa3 (4)	1,785,173
	(Pre-refunded 6/01/13)
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	AA	5,306,050
4,200	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA	4,359,474
7,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	4/15 at 100.00	AA	7,277,340
5,000	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C,	6/13 at 100.00	A+	5,272,800
	5.250%, 12/01/19
3,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 4.750%, 1/01/29 –	7/15 at 100.00	AAA	3,044,400
	FSA Insured
2,030	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	10/15 at 100.00	AAA	2,137,590
	Series 2005B, 5.000%, 4/01/21 – AMBAC Insured
5,400	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/10 at 100.00	AA–	5,608,008
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16
4,205	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/14 at 100.00	AAA	4,376,564
	2004A-1, 5.000%, 3/15/23 – FGIC Insured
16,445	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AAA	18,749,930
	Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)
1,000	Rensselaer County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	3/16 at 100.00	A	1,039,930
	Rensselaer Polytechnic Institute, Series 2006, 5.000%, 3/01/26

85,770	Total New York			90,488,873

	North Carolina – 1.5% (1.0% of Total Investments)
280	Charlotte, North Carolina, FHA-Insured Mortgage Revenue Bonds, Double Oaks Apartments, Series	11/07 at 100.00	AAA	279,844
	1992, 7.350%, 5/15/26
7,420	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	7,886,644
	Health System, Series 2001, 5.250%, 10/01/26 (Pre-refunded 10/01/11)

7,700	Total North Carolina			8,166,488

	Ohio – 1.7% (1.1% of Total Investments)
8,650	Cuyahoga County, Ohio, Hospital Revenue and Improvement Bonds, MetroHealth System, Series	2/09 at 101.00	A– (4)	9,035,877
	1999, 6.150%, 2/15/29 (Pre-refunded 2/15/09)
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	N/R	252,825
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25

8,900	Total Ohio			9,288,702

	Oklahoma – 3.2% (2.0% of Total Investments)
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
500	5.375%, 9/01/29	9/16 at 100.00	BBB	511,880
750	5.375%, 9/01/36	9/16 at 100.00	BBB	763,448
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
6,100	5.000%, 2/15/37	2/17 at 100.00	AA–	6,138,979
3,120	5.000%, 2/15/42	2/17 at 100.00	AA–	3,123,463
3,300	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	3,320,691
	System, Series 2006, 5.000%, 12/15/36
3,300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	12/08 at 100.00	B	3,321,483
	Series 2000B, 6.000%, 6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

17,070	Total Oklahoma			17,179,944

	Pennsylvania – 2.8% (1.7% of Total Investments)
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	486,045
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
3,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AAA	3,135,990
	5.000%, 6/01/26 – FSA Insured
5,130	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	4,976,613
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
5,000	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2001, 5.250%, 9/15/18 –	3/11 at 100.00	AAA	5,195,750
	FSA Insured
1,000	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1 (4)	1,094,490
	Series 2004B, 5.500%, 11/15/24 (Pre-refunded 11/15/14)

14,630	Total Pennsylvania			14,888,888

	Puerto Rico – 0.7% (0.5% of Total Investments)
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/30	7/15 at 100.00	AAA	1,074,630
	(Pre-refunded 7/01/15) – XLCA Insured
1,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,578,300
	5.500%, 10/01/40
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AAA	1,352,584

3,725	Total Puerto Rico			4,005,514

	Rhode Island – 1.5% (1.0% of Total Investments)
2,410	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	11/07 at 102.00	AAA	2,461,550
	Lifespan Obligated Group, Series 1996, 5.750%, 5/15/23 – MBIA Insured
5,610	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	5,874,007
	Series 2002A, 6.000%, 6/01/23

8,020	Total Rhode Island			8,335,557

	South Carolina – 2.5% (1.6% of Total Investments)
2,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	2,086,220
	Assets for Education, Series 2003, 5.250%, 12/01/24
4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	4,606,353
	GROWTH, Series 2004, 5.250%, 12/01/23
6,500	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	6,709,040
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30

12,905	Total South Carolina			13,401,613

	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,850,450
	Hospitals, Series 2004A, 5.500%, 11/01/31

	Tennessee – 1.5% (0.9% of Total Investments)
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	3,303,360
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
3,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	Ba2	3,063,540
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
1,700	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	1,716,966
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46 (WI/DD,
	Settling 8/15/07)

7,900	Total Tennessee			8,083,866

	Texas – 15.9% (10.0% of Total Investments)
3,135	Austin Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Loan Multifamily	12/10 at 105.00	Aaa	3,403,011
	Housing Revenue Bonds, Santa Maria Village Project, Series 2000A, 7.375%, 6/20/35
	(Alternative Minimum Tax)
5,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	4,619,400
	4.250%, 8/15/36 (UB)
635	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax	2/10 at 100.00	AAA	656,990
	Schoolhouse and Refunding Bonds, Series 2000, 5.500%, 2/15/22
18,075	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax	2/10 at 100.00	AAA	18,820,593
	Schoolhouse and Refunding Bonds, Series 2000, 5.500%, 2/15/22 (Pre-refunded 2/15/10)
3,865	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%,	No Opt. Call	AAA	4,057,554
	2/15/10 – AMBAC Insured
1,310	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%,	No Opt. Call	AAA	1,361,745
	2/15/10 – AMBAC Insured (ETM)
5,000	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 2000, 6.000%,	8/10 at 100.00	AAA	5,272,250
	2/15/14 – MBIA Insured
2,256	Heart of Texas Housing Finance Corporation, GNMA Collateralized Mortgage Loan Revenue Bonds,	6/10 at 105.00	Aaa	2,431,675
	Robinson Garden Project, Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)
11,950	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AAA	5,896,728
	0.000%, 12/01/22 – FSA Insured (ETM)
4,680	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AAA	2,305,883
	0.000%, 12/01/22 – FSA Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	No Opt. Call	BBB–	812,352
1,000	5.125%, 8/15/26	No Opt. Call	BBB–	998,770
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	Baa2	978,190
	2001C, 5.200%, 5/01/28
3,960	Stafford Economic Development Corporation, Texas, Sales Tax Revenue Bonds, Series 2000,	9/15 at 100.00	AAA	4,282,819
	5.500%, 9/01/30 – FGIC Insured
6,100	Tarrant County, Texas, Cultural & Educational Facilities Financing Corporation, Revenue Bonds, Series	2/17 at 100.00	AA–	6,134,343
	2007, 5.000%, 2/15/36
5,215	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage	12/10 at 105.00	Aaa	5,773,109
	Loan Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
	Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1, 7.500%, 12/20/22
	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System,
	Series 2002A:
10,000	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	AAA	5,273,700
12,000	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	AAA	5,723,040
2,500	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series	7/15 at 100.00	Baa3	2,486,975
	2005, 5.000%, 7/01/20
3,965	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas	11/07 at 102.00	AAA	4,056,948
	Medical Center Regional Healthcare Center, Series 1997C, 5.600%, 11/01/27 – FSA Insured

102,446	Total Texas			85,346,075

	Virginia – 0.6% (0.3% of Total Investments)
1,000	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series	9/16 at 100.00	BBB	1,005,030
	2006, 5.000%, 9/01/26
1,920	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 102.00	N/R	2,141,050
	Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative
	Minimum Tax)

2,920	Total Virginia			3,146,080

	Washington – 8.8% (5.6% of Total Investments)
11,345	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AAA	6,654,069
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 – MBIA Insured
17,075	Port of Seattle, Washington, Limited Tax General Obligation Bonds, Series 2000B, 5.750%,	12/10 at 100.00	AAA	17,837,911
	12/01/25 (Alternative Minimum Tax)
16,750	Port of Seattle, Washington, Revenue Bonds, Series 2000A, 5.625%, 2/01/30 (Pre-refunded	8/10 at 100.00	AAA	17,595,540
	8/01/10) – MBIA Insured
5,000	Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%, 4/01/17 – FGIC Insured	10/11 at 100.00	AAA	5,252,850
	(Alternative Minimum Tax)

50,170	Total Washington			47,340,370

	West Virginia – 0.9% (0.6% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,076,650
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 3.3% (2.0% of Total Investments)
6,790	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	7,088,692
	Bonds, Series 2002, 6.125%, 6/01/27
315	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	304,347
	Healthcare, Series 2006, 5.000%, 5/01/32
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Eagle River Memorial
	Hospital Inc., Series 2000:
1,000	5.750%, 8/15/20 – RAAI Insured	8/10 at 101.00	AA	1,049,220
3,000	5.875%, 8/15/30 – RAAI Insured	8/10 at 101.00	AA	3,158,250
1,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,217,011
	Series 2004, 5.750%, 5/01/24
4,600	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured	5/16 at 100.00	AAA	4,697,152

16,855	Total Wisconsin			17,514,672

	Wyoming – 0.5% (0.3% of Total Investments)
2,500	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB	2,600,150
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 862,406	Total Investments (cost $814,929,549) – 158.5%			852,895,986

	Floating Rate Obligations – (3.9)%			(21,110,000)

	Other Assets Less Liabilities – 1.4%			7,166,231

	Preferred Shares, at Liquidation Value – (56.0)%			(301,000,000)

	Net Assets Applicable to Common Shares – 100%			$537,952,217

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At July 31, 2007, the cost of investments was $793,614,176.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$41,721,481
Depreciation	(3,450,546)

Net unrealized appreciation (depreciation) of investments	$38,270,935

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2007

* Print the name and title of each signing officer under his or her signature.